Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consist of the following at December 31:

	2015	2014
Land	$193.8	$186.0
Landfill site costs	1,277.3	1,281.6
Vehicles	539.4	490.8
Containers	271.4	261.8
Machinery and equipment	141.2	134.4
Furniture and fixtures	21.0	24.1
Building and improvements	159.1	155.3
Construction in process	54.2	44.4
	2,657.4	2,578.4
Less: Accumulated depreciation on property and equipment	(500.4)	(411.8)
Less: Accumulated landfill airspace amortization	(507.1)	(502.7)
	$1,649.9	$1,663.9